SHARE CAPITAL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 CNY (¥) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($) shares
SHARE CAPITAL
Proceeds from issuance of common stock	¥ 11,014	$ 1,551	¥ 17,166		¥ 16,223
Increased share capital resulted from contribution from non-controlling interests					¥ 2,100
Exercise of share option	¥ 566		¥ 745
At-the-Market Arrangement
SHARE CAPITAL
Issuance of common shares (in shares) | shares	201,000	201,000	219,440	219,440	280,000	280,000
Proceeds from issuance of common stock	¥ 11,000	$ 1,650	¥ 17,200	$ 2,620	¥ 16,200	$ 2,360
Increased share capital resulted from contribution from non-controlling interests					2,100
Exercise of share option (in shares) | shares	16,510	16,510	21,930	21,930
Exercise of share option	¥ 340,454	$ 53,580		$ 0	¥ 472	$ 73